Condensed Consolidated Statements of Changes in Equity (Unaudited) (Parentheticals) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Issuance costs	$ 383	$ 49	$ 176	$ 297	$ 434
Deemed dividend			$ 92